Contracts and Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contracts Receivable:
Costs incurred on fee building projects	$ 53,926	$ 178,103	$ 139,677
Estimated earnings	1,691	8,404	10,213
Contracts receivable, before collections	55,617	186,507	149,890
Less: amounts collected during the period	(34,730)	(162,203)	(132,109)
Total contracts receivable	20,887	24,304	17,781
Billed	0	0	0
Unbilled	20,887	24,304	17,781
Other receivables
Escrow receivables	4,795	3,385	6,179
Other receivables	0	144	0
Contracts and accounts receivable	25,682	27,833	23,960
Accounts payable related to costs incurred under fee building contracts	$ 19,000	$ 23,000	$ 17,000